DEFERRED INCOME TAX (Schedule of deferred tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 153,681	$ 155,350
Deferred tax assets to be recovered within 12 months	86,897	69,978
Deferred tax liabilities to be settled after more than 12 months	(538,854)	(558,890)
Deferred tax liabilities to be settled within 12 months	(41,931)	(58,703)
Deferred tax liability (asset)	$ (340,207)	$ (392,265)	$ (523,209)